KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2025
KEY SOURCES OF ESTIMATION UNCERTAINTY
KEY SOURCES OF ESTIMATION UNCERTAINTY

4.KEY SOURCES OF ESTIMATION UNCERTAINTY

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are related to the following areas, and further explained in the respective notes:

Note 13 ‘Property, plant and equipment’: Impairment of property, plant and equipment and right-of- use assets

Note 22 ‘Lease liabilities’: Determination on discount rates of lease contracts